Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Other Property and Equipment

Below is a summary of other property and equipment as of March 31, 2026 and December 31, 2025:

		Successor	Predecessor
		As of	As of
(in thousands)	Useful Life (in years)	March 31, 2026	December 31, 2025
Furniture and fixtures	7	$25	$92
Software and licenses	3	628	8,612
Computers and other hardware	3	1	11
Vehicles	5	1,569	1,905
Machinery and equipment	5	112	225
Leasehold improvements	6	31	443
Compressors	5	2,917	4,259
Total other property and equipment		$5,283	$15,547
Accumulated depreciation and amortization		(263)	(10,090)
Total other property and equipment, net		$5,020	$5,457